Inventories (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Inventories [Line Items]
Finished Goods	€ 908,679,000	€ 774,133,000
Health care supplies	436,294,000	391,593,000
Raw materials and purchased components	241,239,000	224,054,000
Work in process	101,280,000	77,023,000
Inventories	€ 1,687,492,000	€ 1,466,803,000